Commitments and Contingencies (10-K) (Details Narrative) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Jun. 30, 2013	Dec. 31, 2012
Lease Expiration Date	Jul. 31, 2015
Operating lease expense			$ 69,000
Payment by party for termination of the lease		5,000	5,000
Two Thousand Thirteen [Member]
Required employee agreement payment		330,000	330,000
Two Thousand Fourteen [Member]
Required employee agreement payment		225,000	225,000
Two Thousand Fifteen [Member]
Required employee agreement payment		50,000	50,000
Employment Agreements [Member]
Employment agreement expire year	Expire through 2015.
Wowio, LLC [Member]
Percentage of royalty payments related to acquisitions		20.00%	20.00%
Percentage of royalty payments related to acquisitions through perpetuity		10.00%	10.00%
Drunk Duck [Member]
Percentage of royalty payments related to acquisitions		10.00%	10.00%
Spacedog Entertainment, Inc.[Member]
Percentage of royalty payments related to acquisitions		100.00%	100.00%
Minimum [Member]
Require monthly payment for lease	9,000
Percentage of royalty payments related to acquisitions		10.00%	10.00%
Percentage of employee bonus		10.00%	10.00%
Maximum [Member]
Require monthly payment for lease	$ 10,000
Percentage of royalty payments related to acquisitions		100.00%	100.00%
Percentage of employee bonus		100.00%	100.00%